INVENTORIES (Schedule of Inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 3,642	$ 2,725
Finished products	11,341	6,683
Total inventories	$ 14,983	$ 9,408